Accounts Payable	3 Months Ended
Mar. 31, 2023
Accounts Payable [Abstract]
Accounts Payable

Note 11 Accounts Payable

	March 31, 2023	December 31, 2022
Accounts payable	26,015,170	9,992,164
	26,015,170	9,992,164

In connection with the Business Combination, the Company assumed certain accounts payables amounting to $11,018,750 of KludeIn. Which primarily included the following:

1) Cantor Fitzgerald Omnibus Fee:

On March 22, 2023, KludeIn entered into an omnibus fee agreement with Cantor Fitzgerald & Co. and CF Principal Investments LLC (“CFPI”), in which the parties agreed that Cantor Fitzgerald & Co. would receive, in lieu of the cash advisory fee otherwise payable to it, a number of shares of the Company’s common Stock equal to the greater of (i) 600,000 shares of Near Common Stock and (ii) the quotient obtained by dividing (x) $6,000,000 by (y) the VWAP of the Near Common Stock over the five trading days immediately preceding the date of the initial filing of the registration statement covering the resale of the Advisory Fee Shares, provided that clause (y) may in no event be less than $2.06. Upon the Business Combination, the Company assumed $6,000,000 as an omnibus fee payable to Cantor Fitzgerald & Co.

In addition, upon the Business Combination with respect to omnibus fee agreement, the Company must pay CF Principal Investments LLC (“CFPI”), in lieu of the commitment fee otherwise payable to CFPI in Commitment Shares (as defined in the Common Stock Purchase Agreement) pursuant to the Common Stock Purchase Agreement, a non-refundable cash fee equal to $2,000,000, payable on or prior to May 31, 2023.

2) Underwriting fees:

On March 22, 2023, KludeIn and BTIG, LLC, as representative of the several underwriters entered into a letter agreement amending certain terms of an underwriting agreement, dated as of January 6, 2021. Pursuant to the letter agreement, the parties agreed that BTIG, LLC would receive, in lieu of the cash Deferred Underwriting Commission payable to it pursuant to the Underwriting Agreement, a number of shares (the “Deferred Compensation Shares”) of Common Stock equal to the greater of (i) 301,875 shares of Common Stock and (ii) the quotient obtained by dividing (x) $3,018,750 by (y) the VWAP of the Common Stock over the five trading days immediately preceding the date of the initial filing of the registration statement covering the resale of the Deferred Compensation Shares, provided that clause (y) may in no event be less than $2.06. Upon the Business Combination, the Company assumed $3,018,750 as underwriting fees payable to BTIG, LLC.